ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Description of Business

Freight App, Inc. (“Fr8App”) (formerly known as “Freighthub, Inc.”), a Delaware corporation, was incorporated on October 26, 2015. On January 18, 2019, Freight App Mexico S.A De C.V. (“Fr8App Mexico”) (formerly known as “Freight Hub Mexico S.A. De C.V.”), a wholly owned subsidiary of Fr8App, was formed. On July 29, 2021, Fr8App and Fr8App Mexico filed their name change. Fr8App, along with its wholly owned subsidiary, Fr8App Mexico. Fr8App provides an industry-leading freight-matching platform powered by AI and machine-learning and offers a real-time portal for B2B cross-border shipping and domestic shipping within the USMCA region.

Merger with Hudson Capital

On October 10, 2020, Fr8App entered into an agreement and plan of merger with Hudson Capital, Inc. (“Hudson Capital”), as amended on May 18, 2021. On December 13, 2021, the October 10, 2020 agreement and plan of merger was terminated and Fr8App entered into a new merger agreement (“Merger”) with Hudson and ATW Master Fund II, L.P., as the representative of the stockholders of Fr8App (the “Stockholders’ Representative”) by which Hudson Capital acquire all the issued and outstanding securities of the Fr8App and assume Fr8App as its direct, wholly–owned subsidiary.

The Merger closed on February 14, 2022 and a Certificate of Merger was filed with the Secretary of State for the State of Delaware, in accordance with the relevant provisions of Delaware Law. Following the Merger, Hudson Capital continued as a British Virgin Islands (“BVI”) business company and on May 26, 2022 changed its name to Freight Technologies Inc. (“Fr8Tech”), and its ticker symbol to “FRGT”. Fr8App continues as a corporation incorporated in the State of Delaware. See Note 4 for further details on Merger.

Freight App, Inc., as related to activities in periods prior to the Merger is hereinafter referred to as Fr8App, and Fr8Tech, along with its wholly owned subsidiaries, are hereinafter referred to as the “Company”.

For financial accounting and reporting purposes under generally accepted accounting principles in the United States (“GAAP”), the Merger was accounted for as a reverse acquisition and recapitalization, with no goodwill or other intangible assets recorded. Under this method of accounting, Hudson Capital (legal acquirer) is treated as the acquired entity and Fr8App (legal acquiree) is deemed to have issued stock for the net assets and equity of Hudson Capital, consisting of mainly cash, accompanied simultaneously by recapitalization. The net assets of Hudson Capital are stated at historical cost, and accordingly the equity and net assets of Fr8App have not been adjusted to fair value. Consequently, the consolidated assets, liabilities and results of operations of the Company are the historical financial statements of Fr8App and Hudson Capital’s assets, liabilities and results of operations are consolidated with the assets, liabilities and results of operations of Fr8App beginning on the Merger date. Shares and earnings per share information prior to the Merger have been retroactively restated to reflect the exchange ratio established in the recapitalization.

Management evaluated the guidance contained in Accounting Standard Codification (“ASC”) Topic 805, Business Combinations (ASC 805) with respect to the identification of the acquirer in the merger and concluded, based on a consideration of the pertinent facts and circumstances as follows: The determination of the acquirer for accounting purposes was primarily based on the facts that, immediately following the Merger: (i) Fr8App’s existing stockholders owned a substantial majority of the voting rights in the combined company, (ii) Fr8App designated a majority of the members of the initial board of directors of the combined company, and (iii) Fr8App’s senior management holds all key positions in the senior management of the combined company. See Note 4 for additional discussion of the Merger.

The Company continues to monitor the effects of the global coronavirus pandemic outbreak, (“COVID-19”) and the global macroeconomic environment, including increasing inflationary pressures; supply chain disruptions; social and political issues; regulatory matters, geopolitical tensions; and global security issues. The Company is also mindful of inflationary pressures on its cost base and is monitoring the impact on customer preferences.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021